Nature of Operations	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange (“TSX”) in Canada where its common shares trade under the symbol “EQX” and its warrants trade under the symbol “EQX.WT”. The Company’s shares also trade on the NYSE American Stock Exchange
(“NYSE-A”)
in the United States under the symbol “EQX”.
Equinox Gold is a mining company engaged in the operation, acquisition, exploration and development of mineral properties, with a focus on gold. On March 10, 2020, the Company completed its acquisition of Leagold Mining Corporation (“Leagold”). The results of operations of Leagold are included in these financial statements from March 10, 2020 (note 5).
All of the Company’s properties are located in the Americas, with one property in Mexico, two in the United States and five in Brazil. Each property is wholly-owned by the Company. The Company’s producing assets are the Los Filos Mine Complex (“Los Filos”) in Mexico, the Mesquite Mine (“Mesquite”) and Castle Mountain Mine (“Castle Mountain”) in the United States, and the Aurizona Mine (“Aurizona”), Fazenda Mine (“Fazenda”), RDM Mine (“RDM”) and Pilar Mine (“Pilar”) in Brazil. The Company’s Santa Luz project (“Santa Luz”) in Brazil is in the early stage of construction.